SIGNIFICANT ACCOUNTING POLICIES - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
Kirkland Lake Gold Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
St Andrew Goldfields Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Detour Gold Corporation
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Crocodile Gold Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Kirkland Lake Gold Victorian Holdings Pty Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Fosterville Gold Mine Pty Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Kirkland Lake Gold Australia Pty Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
NT Mining Operations Pty Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%